Accounts Receivable, Net - Accounts Receivable Activity (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 29,374,687	$ 17,283,107
Less: allowance for doubtful accounts	(1,534,538)	(1,035,542)	$ (367,044)
Accounts receivable, net	$ 27,840,149	$ 16,247,565